[letterhead of K&L Gates]

December 30, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          Grail Advisors ETF Trust — Post-Effective Amendment No. 18 to the
Registration Statement on Form N-1A (File Nos. 333-148082 and 811-22154)

Dear Sir or Madam:

Please find enclosed for filing on behalf of Grail Advisors ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 18 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A.  This transmission contains a conformed signature page.

The Trust is filing the Post-Effective Amendment in light of amendments to Form N-1A, as the Post-Effective Amendment contains revised and reorganized information about certain of the Trust’s existing series: Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF, which are described in a prospectus and statement of additional information contained in the Post-Effective Amendment.

The Trust expects to file an amendment pursuant to Rule 485(b) prior to the effective date of this filing to add certain exhibits and make other changes as necessary, including responding to any comments of the staff.  Pursuant to Rule 485(a)(1) under the 1933 Act, this Post-Effective Amendment will become effective on the 60th day after the filing hereof.

If you have any questions or comments concerning the foregoing, please do not hesitate to call me at (415) 249-1053.

Very truly yours,

/s/ Kurt J. Decko

Kurt J. Decko

Enclosure

cc:	William M. Thomas
Grail Advisors, LLC
Stacy L. Fuller
K&L Gates LLP